Share-Based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based compensation
Schedule of changes of period for equity-settled warrant plans

Number of shares (after share split) warrants give right to across all plans	2026	2025
Outstanding at January 1	3,207,819	2,258,319
Granted	656,552	658,374
Forfeited	(56,231)	(37,377)
Exercised	—	(13,875)
Expired	(76,250)	(67,500)
Outstanding as at June 30	3,731,890	2,797,941
Exercisable as at June 30	2,234,941	1,715,849

Schedule of input to Black-Scholes model for warrants granted

	Plan 2024	Plan 2025	Plan 2025-2
	(grant Jun 26	(grant Jun 26	(grant Jun 26
	2026)	2026)	2026)
Return Dividend	0%	0%	0%
Expected volatility	68.60%	68.60%	68.60%
Risk-free interest rate	2.71%	2.71%	2.71%
Expected life	3	3	3
Exercise price	1.53	1.53	1.53
Stock price	1.53	1.53	1.53
Fair value	0.75	0.75	0.75

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant May 14
	2021)	2021)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	68.59%	68.59%	68.59%	68.59%
Risk-free interest rate	2.71%	2.71%	2.71%	2.71%
Expected life	2	2	2	2
Exercise price	1.53	1.53	1.53	1.53
Stock price	1.53	1.53	1.53	1.53
Fair value	0.60	0.60	0.60	0.60
Incremental Fair value	0.47-0.59*	0.47-0.59*	0.47-0.59*	0.47-0.58*

*Incremental fair value of the warrants that were not repriced on March 24, 2023.

	Plan 2021	Plan 2022	Plan 2022	Plan 2022
	(grant March 24	(grant Feb 01	(grant Apr 21	(grant Aug 2
	2023)	2024)	2024)	2024)
Return Dividend	0%	0%	0%	0%
Expected volatility	68.59%	68.59%	68.59%	68.59%
Risk-free interest rate	2.71%	2.71%	2.71%	2.71%
Expected life	2	2	2	2
Exercise price	1.53	1.53	1.53	1.53
Stock price	1.53	1.53	1.53	1.53
Fair value	0.60	0.60	0.60	0.60
Incremental Fair value	0.47	0.46	0.55	0.53-0.55

	Plan 2024	Plan 2024	Plan 2024	Plan 2025
	(grant Sept 18	(grant Nov 25	(grant Feb 1	(grant Feb 1
	2024)	2024)	2025)	2025)
Return Dividend	0%	0%	0%	0%
Expected volatility	68.59%	68.59%	68.59%	68.59%
Risk-free interest rate	2.71%	2.71%	2.71%	2.71%
Expected life	2	2	2	2
Exercise price	1.53	1.53	1.53	1.53
Stock price	1.53	1.53	1.53	1.53
Fair value	0.60	0.60	0.60	0.60
Incremental Fair value	0.52	0.53	0.55	0.56

	Plan 2025	Plan 2025	Plan 2025	2024 Plan
	(grant Mar 14	(grant Apr 8	(grant May 5	(grant Sept 6
	2025)	2025)	2025)	2025)
Return Dividend	0%	0%	0%	0%
Expected volatility	68.59%	68.59%	68.59%	68.59%
Risk-free interest rate	2.71%	2.71%	2.71%	2.71%
Expected life	2	2	2	2
Exercise price	1.53	1.53	1.53	1.53
Stock price	1.53	1.53	1.53	1.53
Fair value	0.60	0.60	0.61	0.65
Incremental Fair value	0.56	0.52	0.48	0.45

	2025 Plan	2025 Plan	2025-2 Plan	2025-2 Plan
	(grant Sept 6	(grant Oct 13	(grant Oct 13	(grant Jan 18
	2025)	2025)	2025)	2026)
Return Dividend	0%	0%	0%	0%
Expected volatility	68.59%	68.59%	68.59%	68.59%
Risk-free interest rate	2.71%	2.71%	2.71%	2.71%
Expected life	2	3	3	3
Exercise price	1.53	1.53	1.53	1.53
Stock price	1.53	1.53	1.53	1.53
Fair value	0.65	0.67	0.67	0.70
Incremental Fair value	0.45	0.48	0.48	0.41